INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 12,155	$ 11,635
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	13,283	12,515	$ 9,555	$ 10,470
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (1,128)	$ (880)	$ (687)	$ (576)